Condensed Consolidated Statements of Operations (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Operating expenses:
Research and development	$ 18,345	$ 7,970	$ 21,787	$ 5,097
General and administrative	5,170	4,019	9,615	4,483
Total operating expenses	23,515	11,989	31,402	9,580
Loss from operations	(23,515)	(11,989)	(31,402)	(9,580)
Other income (expense):
Interest income	7	3	5	4
Interest expense				(413)
Other income (expense), net	(6)	(4)	(15)	7
Revaluation of preferred stock warrant liabilities				180
Revaluation of future purchase rights liabilities	2,600	(3,512)	(1,306)	3,101
Total other income (expense)	2,601	(3,513)	(1,316)	2,879
Net loss	(20,914)	(15,502)	(32,718)	(6,701)
Amortization of deemed dividend	(4,744)	(11)	(64)
Accretion to redemption value of redeemable convertible preferred stock	(4,410)	(2,085)	(6,303)	(942)
Net loss attributable to common stockholders	$ (30,068)	$ (17,598)	$ (39,085)	$ (7,643)
Net loss per share attributable to common stockholders, basic and diluted	$ (3.24)	$ (36.12)	$ (74.86)	$ (17.89)
Weighted-average common shares outstanding, basic and diluted	9,273,672	487,221	522,102	427,117